PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Brazil 12.8%
Embraer SA, ADR*	560,002	$17,393,662
MercadoLibre, Inc.*	10,377	17,318,175
NU Holdings Ltd. (Class A Stock)*	2,421,280	29,370,127
XP, Inc. (Class A Stock)	578,808	9,903,405
		73,985,369
China 18.3%
Bilibili, Inc., ADR*	498,107	7,546,321
BYD Co. Ltd. (Class H Stock)	455,212	13,476,450
Kanzhun Ltd., ADR	744,485	10,110,106
KE Holdings, Inc., ADR	1,023,685	14,178,037
Meituan (Class B Stock), 144A*	1,837,046	25,436,971
PDD Holdings, Inc., ADR*	78,060	10,061,153
Tencent Music Entertainment Group, ADR	981,155	13,912,778
Trip.com Group Ltd., ADR*	249,221	10,599,369
		105,321,185
India 35.7%
360 ONE WAM Ltd.	1,125,811	15,260,910
ABB India Ltd.	70,060	6,621,068
Devyani International Ltd.*	5,368,651	11,525,124
Five-Star Business Finance Ltd.*	660,297	5,978,527
Hitachi Energy India Ltd.	54,787	7,608,307
KEI Industries Ltd.	105,777	5,487,409
KPIT Technologies Ltd.	553,678	12,220,977
Macrotech Developers Ltd., 144A	766,600	12,004,616
Mahindra & Mahindra Ltd.	867,225	30,188,525
MakeMyTrip Ltd.*(a)	512,601	47,974,328
Max Healthcare Institute Ltd.	1,006,963	11,119,928
Transformers & Rectifiers India Ltd.	611,994	5,463,116
TVS Motor Co. Ltd.	272,487	8,252,554
Varun Beverages Ltd.	1,400,495	26,422,716
		206,128,105
Indonesia 3.4%
Bank Central Asia Tbk PT	20,007,510	12,668,973
Sumber Alfaria Trijaya Tbk PT	40,635,343	7,100,344
		19,769,317

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Mexico 1.4%
Corp. Inmobiliaria Vesta SAB de CV, ADR			278,393	$8,179,186
South Korea 4.8%
Eo Technics Co. Ltd.			70,066	9,066,668
HPSP Co. Ltd.			336,039	8,032,523
Samsung Electronics Co. Ltd.			169,446	10,448,426
				27,547,617
Taiwan 22.6%
Asia Vital Components Co. Ltd.			592,660	11,801,073
ASPEED Technology, Inc.			126,615	15,953,450
eMemory Technology, Inc.			76,890	5,461,901
Hon Hai Precision Industry Co. Ltd.			1,864,824	11,440,546
King Yuan Electronics Co. Ltd.			2,634,436	8,588,682
MediaTek, Inc.			334,749	12,748,962
Taiwan Semiconductor Manufacturing Co. Ltd.			256,869	7,493,206
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			287,104	47,601,843
Wiwynn Corp.			143,718	9,109,420
				130,199,083

Total Long-Term Investments (cost $406,091,256)				571,129,862
Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	3,824,454	3,824,454
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $5,742,621; includes $5,715,000 of cash collateral for securities on loan)(b)(wb)	5,746,069	5,742,621

Total Short-Term Investments (cost $9,567,075)				9,567,075

TOTAL INVESTMENTS 100.7% (cost $415,658,331)				580,696,937
Liabilities in excess of other assets (0.7)%				(3,933,785)

Net Assets 100.0%				$576,763,152

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,615,400; cash collateral of $5,715,000 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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